UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2023

U.S. Treasury Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 98.0%
U.S. Treasury Bills — 81.5%
U.S. Treasury Bills	3.911%	3/7/23	$865,000,000	$864,363,836	(a)
U.S. Treasury Bills	3.925%	3/9/23	322,200,000	321,894,268	(a)
U.S. Treasury Bills	4.321%	3/14/23	1,100,000,000	1,098,216,724	(a)
U.S. Treasury Bills	4.187%	3/16/23	770,000,000	768,616,771	(a)
U.S. Treasury Bills	4.440%	3/21/23	1,148,340,000	1,145,473,146	(a)
U.S. Treasury Bills	4.229%	3/23/23	725,000,000	723,110,368	(a)
U.S. Treasury Bills	4.526%	3/28/23	1,150,000,000	1,146,101,686	(a)
U.S. Treasury Bills	4.363%	3/30/23	300,000,000	298,948,750	(a)
U.S. Treasury Bills	4.547%	4/4/23	590,000,000	587,489,713	(a)
U.S. Treasury Bills	4.381%	4/6/23	575,000,000	572,506,250	(a)
U.S. Treasury Bills	4.544%	4/11/23	600,000,000	596,939,862	(a)
U.S. Treasury Bills	4.635%	4/13/23	559,000,000	555,955,313	(a)
U.S. Treasury Bills	4.635%	4/18/23	640,000,000	636,119,400	(a)
U.S. Treasury Bills	4.638%	4/20/23	550,000,000	546,527,083	(a)
U.S. Treasury Bills	4.657%	4/25/23	721,500,000	716,478,748	(a)
U.S. Treasury Bills	4.681%	4/27/23	260,000,000	258,116,625	(a)
U.S. Treasury Bills	4.714%	5/4/23	536,170,000	531,790,087	(a)
U.S. Treasury Bills	4.699%	5/11/23	365,000,000	361,708,657	(a)
U.S. Treasury Bills	4.821%	5/18/23	350,000,000	346,451,000	(a)
U.S. Treasury Bills	4.753%	5/23/23	197,450,000	195,351,381	(a)
U.S. Treasury Bills	4.871%	5/25/23	300,000,000	296,656,667	(a)
U.S. Treasury Bills	4.770%	5/30/23	200,000,000	197,689,999	(a)
U.S. Treasury Bills	4.817%	6/1/23	395,500,000	390,787,465	(a)
U.S. Treasury Bills	4.724%	6/8/23	52,900,000	52,235,179	(a)
U.S. Treasury Bills	4.794%	6/15/23	150,000,000	147,955,084	(a)
U.S. Treasury Bills	4.964%	6/20/23	150,000,000	147,786,475	(a)
U.S. Treasury Bills	4.713%	6/22/23	150,000,000	147,857,708	(a)
U.S. Treasury Bills	5.006%	6/27/23	268,425,000	264,184,183	(a)
U.S. Treasury Bills	4.772%	6/29/23	75,000,000	73,850,000	(a)
U.S. Treasury Bills	4.813%	7/6/23	75,000,000	73,773,656	(a)
U.S. Treasury Bills	4.884%	7/13/23	50,000,000	49,125,836	(a)
U.S. Treasury Bills	4.876%	7/20/23	75,000,000	73,623,781	(a)
U.S. Treasury Bills	4.880%	7/27/23	68,197,500	66,883,978	(a)
U.S. Treasury Bills	4.878%	8/3/23	100,000,000	97,985,000	(a)
U.S. Treasury Bills	5.117%	8/24/23	100,000,000	97,609,089	(a)
U.S. Treasury Bills	5.145%	8/31/23	100,000,000	97,502,556	(a)(b)
Total U.S. Treasury Bills				14,547,666,324

See Notes to Financial Statements.

14	U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report

U.S. Treasury Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — 16.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	4.842%	4/30/23	$511,000,000	$511,031,467	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	4.837%	7/31/23	570,000,000	569,989,134	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	4.843%	10/31/23	411,400,000	411,393,825	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.075%)	4.733%	4/30/24	571,000,000	570,388,970	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.037%)	4.845%	7/31/24	580,000,000	579,581,267	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	4.948%	10/31/24	160,000,000	159,924,377	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	5.008%	1/31/25	140,000,000	140,062,443	(c)
Total U.S. Treasury Notes				2,942,371,483
Total Investments — 98.0% (Cost — $17,490,037,807#)				17,490,037,807
Other Assets in Excess of Liabilities — 2.0%				352,162,304
Total Net Assets — 100.0%				$17,842,200,111

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Rate shown represents yield-to-maturity.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report	15

Statement of assets and liabilities (unaudited)

February 28, 2023

Assets:
Investments, at value	$17,490,037,807
Cash	735,108,471
Interest receivable	11,271,394
Total Assets	18,236,417,672

Liabilities:
Payable for securities purchased	393,900,474
Trustees’ fees payable	71,569
Accrued expenses	245,518
Total Liabilities	394,217,561
Total Net Assets	$17,842,200,111

Represented by:
Paid-in capital	$17,842,200,111

See Notes to Financial Statements.

16	U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2023

Investment Income:
Interest	$306,716,107

Expenses:
Investment management fee (Note 2)	8,358,307
Trustees’ fees	182,093
Fund accounting fees	140,527
Legal fees	116,957
Custody fees	38,517
Audit and tax fees	14,798
Miscellaneous expenses	46,979
Total Expenses	8,898,178
Less: Fee waivers and/or expense reimbursements (Note 2)	(8,358,307)
Net Expenses	539,871
Net Investment Income	306,176,236
Net Realized Gain on Investments	487,426
Increase in Net Assets From Operations	$306,663,662

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended February 28, 2023 (unaudited) and the Year Ended August 31, 2022	2023	2022

Operations:
Net investment income	$306,176,236	$103,470,065
Net realized gain (loss)	487,426	(1,350,636)
Increase in Net Assets From Operations	306,663,662	102,119,429

Capital Transactions:
Proceeds from contributions	44,395,302,708	91,992,079,073
Value of withdrawals	(44,266,278,238)	(97,288,903,338)
Increase (Decrease) in Net Assets From Capital Transactions	129,024,470	(5,296,824,265)
Increase (Decrease) in Net Assets	435,688,132	(5,194,704,836)

Net Assets:
Beginning of period	17,406,511,979	22,601,216,815
End of period	$17,842,200,111	$17,406,511,979

See Notes to Financial Statements.

18	U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2023[1]		2022	2021	2020	2019	2018

Net assets, end of period (millions)	$17,842		$17,407	$22,601	$18,141	$13,488	$16,386
Total return[2]	1.82%		0.52%	0.10%	1.08%	2.33%	1.50%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.01	0.01
Net investment income	3.66	[3]	0.46	0.10	0.91	2.30	1.47

[1]	For the six months ended February 28, 2023 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2023, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20	U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$17,490,037,807	—	$17,490,037,807

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(c) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(e) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2022, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

22	U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2023, fees waived and/or expenses reimbursed amounted to $8,358,307.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2023, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

5. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Portfolio will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

24	U.S. Treasury Reserves Portfolio 2023 Semi-Annual Report

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 25, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 25, 2023